Income tax expense (Tables)	12 Months Ended
Dec. 31, 2022
Income tax expense
Summary of income tax expense

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Current tax
PRC enterprise income tax	486	8,208	3,308
Deferred tax
Origination and reversal of temporary differences (Note 23)	(13,073)	(20,006)	(21,375)
Income tax credit	(12,587)	(11,798)	(18,067)

Summary of taxation on the Groups loss before income tax differs from the theoretical amount that would arise using the taxation rate of PRC

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Loss before income tax	(259,492)	(681,314)	(94,173)
Calculated at a taxation rate of 25%	(64,873)	(170,329)	(23,543)
Expenses not tax deductible	42,824	42,450	7,223
Income not subject to tax	(1,165)	—	—
Utilisation of previously unrecognised tax losses	(428)	—	—
Recognition of previously unrecognised temporary difference	(520)	—	—
Tax losses not recognized	13,034	117,454	5,531
Difference in overseas tax rates	351	(304)	(400)
Over‑provision in respect of prior years	(1,810)	(1,069)	(6,878)
Income tax expense/(credit)	(12,587)	(11,798)	(18,067)